Nature and extent of risk arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Nature And Extent Of Risk Arising From Financial Instruments Tables Abstract
Schedule of debentures of contractual maturity of credit facilities

	2023	2024	2025	2026	2027	Thereafter
Commitments - operational
Lease payments	1,297	1,206	1,240	1,255	789	683
Accounts payable	5,686	—	—	—	—	—
Accruals and other	15,296	—	—	—	—	—
Interest – Credit facility (Note 12)	5,689	5,689	2,845	—	—	—
Interest – Debentures (Note 13)	2,886	2,743	1,953	—	—	—

	30,854	9,638	6,038	1,255	789	683

Commitments – principal repayments
Credit facility (Note 12)	—	—	46,180	—	—	—
Debentures (Note 13) (1)	2,215	2,358	35,085	—	—	—

	2,215	2,358	81,265	—	—	—

Total contractual obligations	33,069	11,996	87,303	1,255	789	683

(1)
The debenture principal repayments are payable in either cash or Common Shares at Mogo’s option. The number of Common Shares required to settle the principal repayments is variable based on the Company’s share price at the repayment date.

Foreign currency risk

	As at
($000 USD)	December 31, 2022	December 31, 2021
Cash	3,553	29,032
Investment portfolio	5,958	9,954
Derivative financial liabilities	(310)	(10,008)
Debentures	(4,562)	(4,792)